Income Taxes - Movements in Deferred Tax Assets and Deferred Tax Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amounts recognized under other comprehensive income	¥ (155)	¥ 46	¥ 286
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(2,119)	(2,534)
Amounts recorded under profit or loss	445	75
Amounts recognized under other comprehensive income	466	446
Other	(1,000)	(106)
Ending balance	(2,208)	(2,119)	(2,534)
Deferred tax liabilities [member] | Available-for-sale financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(1,627)	(2,107)
Amounts recorded under profit or loss	266	36
Amounts recognized under other comprehensive income	466	446
Other	(132)	(2)
Ending balance	(1,027)	(1,627)	(2,107)
Deferred tax liabilities [member] | Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(345)	(350)
Amounts recorded under profit or loss	(11)	(41)
Other		46
Ending balance	(356)	(345)	(350)
Deferred tax liabilities [member] | Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(103)
Amounts recorded under profit or loss	125	45
Other	(846)	(148)
Ending balance	(824)	(103)
Deferred tax liabilities [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(44)	(77)
Amounts recorded under profit or loss	65	35
Other	(22)	(2)
Ending balance	(1)	(44)	(77)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	19,344	17,632
Amounts recorded under profit or loss	(1,544)	1,927
Amounts recognized under other comprehensive income	(621)	(400)
Other	(52)	185
Ending balance	17,127	19,344	17,632
Deferred tax assets [member] | Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	910	3,132
Amounts recorded under profit or loss	(712)	(2,311)
Other	61	89
Ending balance	259	910	3,132
Deferred tax assets [member] | Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,769	920
Amounts recorded under profit or loss	601	849
Other	(110)	0
Ending balance	2,260	1,769	920
Deferred tax assets [member] | Advances received [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	3,299	2,967
Amounts recorded under profit or loss	549	332
Ending balance	3,848	3,299	2,967
Deferred tax assets [member] | Deferred revenue [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	2,731	2,350
Amounts recorded under profit or loss	(263)	381
Other	3
Ending balance	2,471	2,731	2,350
Deferred tax assets [member] | Restoration obligations for operating lease properties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	57	208
Amounts recorded under profit or loss	159	(151)
Other	(1)	0
Ending balance	215	57	208
Deferred tax assets [member] | Accrued bonuses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	750	614
Amounts recorded under profit or loss	121	135
Other	(117)	1
Ending balance	754	750	614
Deferred tax assets [member] | Allowance for doubtful accounts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	580	85
Amounts recorded under profit or loss	(209)	495
Other	6
Ending balance	377	580	85
Deferred tax assets [member] | Other accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	685	421
Amounts recorded under profit or loss	(82)	263
Other	134	1
Ending balance	737	685	421
Deferred tax assets [member] | Accrued enterprise taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	466	248
Amounts recorded under profit or loss	(223)	218
Other	(2)
Ending balance	241	466	248
Deferred tax assets [member] | Available-for-sale financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	644	558
Amounts recorded under profit or loss	(387)	80
Amounts recognized under other comprehensive income	27	8
Other	(68)	(2)
Ending balance	216	644	558
Deferred tax assets [member] | Share-based compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,097	719
Amounts recorded under profit or loss	77	378
Other	(5)
Ending balance	1,169	1,097	719
Deferred tax assets [member] | Present value of defined benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,285	1,018
Amounts recorded under profit or loss	361	416
Amounts recognized under other comprehensive income	(488)	(209)
Other	26	60
Ending balance	1,184	1,285	1,018
Deferred tax assets [member] | Tax effect on investments in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	4,122	3,967
Amounts recorded under profit or loss	(1,610)	354
Amounts recognized under other comprehensive income	(160)	(199)
Other	24
Ending balance	2,376	4,122	3,967
Deferred tax assets [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	949	425
Amounts recorded under profit or loss	74	488
Other	(3)	36
Ending balance	¥ 1,020	¥ 949	¥ 425